Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 289,219	$ 282,859	$ 228,254	$ 192,541
Short term investments - available for sale	83,777	77,589
Accounts receivable, net	404,572	379,501
Unbilled revenue	274,501	268,509
Other receivables	48,068	33,798
Prepayments and other current assets	24,038	34,377
Income taxes receivable	24,475	24,385
Total current assets	1,148,650	1,101,018
Other Assets:
Property, plant and equipment, net	155,020	163,051
Goodwill	759,137	769,058		$ 616,088
Other non-current assets	15,715	15,393
Non-current income taxes receivable	18,180	18,396
Non-current deferred tax asset	17,420	8,074
Intangible assets	60,374	71,628
Total Assets	2,174,496	2,146,618
Current Liabilities:
Accounts payable	15,123	18,590
Payments on account	326,741	298,992
Other liabilities	192,339	233,503
Income taxes payable	14,049	14,973
Total current liabilities	548,252	566,058
Other Liabilities:
Non-current bank credit lines and loan facilities	349,074	348,888
Non-current other liabilities	16,179	17,111
Non-current government grants	908	966
Non-current income taxes payable	13,622	14,879
Non-current deferred tax liability	7,713	7,716
Commitments and contingencies	0	0
Total Liabilities	935,748	955,618
Shareholders' Equity:
Ordinary shares	4,684	4,664
Additional paid‑in capital	508,195	481,337
Other undenominated capital	945	912
Accumulated other comprehensive income	(65,522)	(38,713)
Retained earnings	790,446	742,800
Total Shareholders' Equity	1,238,748	1,191,000
Total Liabilities and Shareholders' Equity	$ 2,174,496	$ 2,146,618